12. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Quarterly Report
12. SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

From July 1 to July 13, 2015, MassRoots sold an additional 834,004 shares of unregistered common stock for gross proceeds totaling $610,502. This round was closed on July 13, 2015. As of July 21, 2015, all $1,065,502 had been received. In connection with this offering, Chardan will receive $27,200 in cash and 76,560 shares of the Company’s common stock as commission for this placement.